T. ROWE PRICE Emerging Markets Discovery Stock Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.6%
Common Stocks 1.6%
Tenaris (EUR)  4,642,028 47,297
Total Argentina (Cost
$41,557
)
47,297
BRAZIL 4.6%
Common Stocks 2.8%
Ambev  9,609,600 30,757
Banco BTG Pactual  6,549,300 36,656
BRF (1) 3,600,800 17,671
85,084
Preferred Stocks 1.8%
Banco Bradesco  8,100,477 37,825
Petroleo Brasileiro  3,055,800 15,807
53,632
Total Brazil (Cost
$118,053
)
138,716
CHINA 32.1%
Common Stocks 22.8%
AAC Technologies Holdings (HKD)  5,219,500 31,328
Baidu, ADR (USD) (1) 424,208 69,574
Beijing Capital International Airport, H Shares (HKD) (1) 64,462,000 37,048
China Construction Bank, H Shares (HKD)  102,756,000 71,574
China Resources Gas Group (HKD)  11,810,000 72,806
Guangdong Investment (HKD)  42,948,000 60,096
JOYY, ADR (USD)  865,388 46,255
Kingboard Holdings (HKD)  1,169,000 6,125
Kunlun Energy (HKD)  59,332,000 51,296
New Oriental Education & Technology Group (HKD) (1) 3,825,600 8,261
Tongcheng-Elong Holdings (HKD) (1) 27,459,600 61,797
Tsingtao Brewery, H Shares (HKD)  3,728,000 29,465
Vipshop Holdings, ADR (USD) (1) 1,321,300 21,973
Weibo, ADR (USD) (1) 1,196,646 67,491
Yangzijiang Shipbuilding Holdings (SGD)  50,855,100 51,462
686,551
Common Stocks - China A Shares 9.3%
Fuyao Glass Industry Group, A Shares (CNH)  2,941,396 22,070
Gree Electric Appliances of Zhuhai, A Shares (CNH)  3,631,129 26,722
Hisense Home Appliances Group, A Shares (CNH)  19,746,102 36,617

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Huayu Automotive Systems, A Shares (CNH)  9,248,124 27,704
NARI Technology, A Shares (CNH)  13,854,962 67,476
Ping An Bank, A Shares (CNH)  8,636,951 23,678
Ping An Insurance Group of China, A Shares (CNH)  4,583,569 38,177
Zhejiang Runtu, A Shares (CNH)  26,993,103 37,110
279,554
Total China (Cost
$1,009,838
)
966,105
HONG KONG 1.9%
Common Stocks 1.9%
Galaxy Entertainment Group (1) 8,381,000 56,798
Total Hong Kong (Cost
$65,408
)
56,798
HUNGARY 2.3%
Common Stocks 2.3%
OTP Bank (1) 1,305,788 70,416
Total Hungary (Cost
$57,499
)
70,416
INDIA 11.7%
Common Stocks 11.7%
Ambuja Cements  13,021,830 72,239
Ashok Leyland (1) 16,363,918 29,220
Hindalco Industries  7,473,208 45,077
ICICI Bank  8,221,402 75,596
Reliance Industries  1,473,627 40,429
Shriram Transport Finance  1,317,803 24,841
Tech Mahindra  4,080,947 66,333
Total India (Cost
$254,880
)
353,735
INDONESIA 1.4%
Common Stocks 1.4%
Bank Rakyat Indonesia Persero  170,084,900 43,635
Total Indonesia (Cost
$44,758
)
43,635

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 1.3%
Common Stocks 1.3%
CIMB Group Holdings  38,459,300 40,529
Total Malaysia (Cost
$42,641
)
40,529
MEXICO 6.0%
Common Stocks 6.0%
Fresnillo (GBP)  3,660,825 41,647
Gruma, Class B  3,257,220 35,118
Grupo Aeroportuario del Pacifico, ADR (USD)  415,200 47,627
Grupo Mexico, Series B  5,168,664 23,675
Orbia Advance  11,879,394 32,375
Total Mexico (Cost
$165,432
)
180,442
PHILIPPINES 0.8%
Common Stocks 0.8%
Bank of the Philippine Islands  15,070,420 24,302
Total Philippines (Cost
$26,369
)
24,302
POLAND 1.7%
Common Stocks 1.7%
Powszechny Zaklad Ubezpieczen (1) 5,102,704 49,761
Total Poland (Cost
$41,620
)
49,761
RUSSIA 6.0%
Common Stocks 6.0%
LUKOIL, ADR (USD)  296,002 25,363
Moscow Exchange  9,741,810 23,060
Novatek, GDR (USD)  293,919 65,405
Sberbank of Russia, ADR (USD)  4,078,043 67,865
Total Russia (Cost
$149,411
)
181,693
SAUDI ARABIA 3.3%
Common Stocks 3.3%
Saudi British Bank  4,731,517 38,848

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Saudi National Bank  4,101,157 60,217
Total Saudi Arabia (Cost
$92,083
)
99,065
SINGAPORE 1.3%
Common Stocks 1.3%
Jardine Cycle & Carriage  2,507,300 37,933
Total Singapore (Cost
$42,188
)
37,933
SOUTH AFRICA 4.3%
Common Stocks 4.3%
FirstRand  13,571,804 50,345
Naspers, N Shares  339,111 65,442
Telkom (1) 4,391,724 12,715
Total South Africa (Cost
$125,082
)
128,502
SOUTH KOREA 8.8%
Common Stocks 8.8%
Amorepacific  316,462 61,006
Hyundai Motor  176,747 33,638
Samsung Electronics  2,479,227 169,421
Total South Korea (Cost
$250,303
)
264,065
SWITZERLAND 1.4%
Common Stocks 1.4%
Holcim  732,839 42,960
Total Switzerland (Cost
$39,834
)
42,960
TAIWAN 4.2%
Common Stocks 4.2%
Hon Hai Precision Industry  18,510,000 73,146
MediaTek  1,635,000 53,461
Total Taiwan (Cost
$103,863
)
126,607

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 2.8%
Common Stocks 2.8%
Bangkok Dusit Medical Services, Class F  55,548,800 38,117
Land & Houses, NVDR  194,444,400 46,158
Total Thailand (Cost
$88,773
)
84,275
UNITED KINGDOM 0.8%
Common Stocks 0.8%
Prudential  1,314,591 24,687
Total United Kingdom (Cost
$24,844
)
24,687
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 59,225,653 59,226
Total Short-Term Investments (Cost $59,226) 59,226
Total Investments in Securities 100.3%
(Cost $2,843,662) $ 3,020,749
Other Assets Less Liabilities (0.3)% (9,287)
Net Assets 100.0% $ 3,011,462
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 15,651  ¤  ¤ $ 59,226^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $59,226.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Discovery Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F34-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 252,920 $ 2,654,971 $ — $ 2,907,891
Preferred Stocks — 53,632 — 53,632
Short-Term Investments 59,226 — — 59,226
Total $ 312,146 $ 2,708,603 $ — $ 3,020,749